RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Related party transactions owned	$ 89,016			$ 1,132,634
Other Liability, Current, Related and Nonrelated Party Status [Extensible Enumeration]	Related Party [Member]		Related Party [Member]
Related party transactions, professional expenses	$ 72,000	$ 60,000	$ 172,800
Operating Cost and Expense, Related and Nonrelated Party Status [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Related party transaction, amounts of transaction	$ 7,405		76,390
Prepaid royalties	302,908		339,091	339,091
Duragraft [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Prepaid royalties	36,183
Director and Executive Officers [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Related party transaction, amounts of transaction	332,750
Debt settled	$ 243,750	$ 43,200
Frank Maresca [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Related party transactions owned				$ 1,132,634